Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net income	$ 1,177.9	$ 1,329.9	$ 1,035.6
Loss (income) from discontinued operations	19.2	(1.7)	(47.0)
Loss (gain) on disposal of discontinued operations	61.3	(304.8)	(2.5)
Income from continuing operations	1,258.4	1,023.4	986.1
Adjustments to reconcile income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	983.7	859.6	739.7
Change in deferred income taxes	(301.6)	(123.1)	(266.5)
Non-cash stock-based compensation	78.2	80.0	81.6
Non-cash charges for sale of inventories revalued at the date of acquisition	52.4	69.5	11.4
Tax benefits from stock-based compensation awards	(22.7)	(16.9)	(12.8)
Other non-cash expenses, net	53.8	49.5	72.8
Changes in assets and liabilities, excluding the effects of acquisitions and dispositions:
Accounts receivable	12.0	(101.2)	(70.8)
Inventories	(59.9)	(28.6)	(24.1)
Other assets	(100.3)	(136.8)	(78.0)
Accounts payable	10.0	33.8	(0.5)
Other liabilities	127.2	(7.3)	35.6
Contributions to retirement plans	(23.3)	(25.3)	(24.4)
Net cash provided by continuing operations	2,067.9	1,676.6	1,450.1
Net cash (used in) provided by discontinued operations	(28.4)	14.4	47.7
Net cash provided by operating activities	2,039.5	1,691.0	1,497.8
Investing Activities
Acquisitions, net of cash acquired	(1,083.4)	(5,690.3)	(606.2)
Purchase of property, plant and equipment	(315.1)	(260.9)	(245.4)
Proceeds from sale of property, plant and equipment	12.8	8.2	10.2
Proceeds from sale of investments	1.9	19.5	9.0
Proceeds from sale of businesses, net of cash divested		13.8
Proceeds from derivative instruments related to Phadia acquisition		27.6
Other investing activities, net	(0.8)	(6.0)	(10.1)
Net cash used in continuing operations	(1,384.6)	(5,888.1)	(842.5)
Net cash provided by (used in) discontinued operations	58.8	745.9	(16.4)
Net cash used in investing activities	(1,325.8)	(5,142.2)	(858.9)
Financing Activities
Net proceeds from issuance of long-term debt	1,282.1	4,254.1	741.4
(Decrease) increase in commercial paper, net	(849.3)	899.3
Settlement of convertible debt		(452.0)	(600.8)
Redemption and repayment of long-term obligations	(354.5)	(1.4)	(505.4)
Purchases of company common stock	(1,150.0)	(1,337.5)	(1,012.5)
Dividends paid	(142.2)
Net proceeds from issuance of company common stock	254.1	158.1	77.3
Tax benefits from stock-based compensation awards	22.7	16.9	12.8
Increase (decrease) in short-term notes payable	24.0	9.2	(7.9)
Other financing activities, net	(4.6)	3.9
Net cash (used in) provided by financing activities	(917.7)	3,550.6	(1,295.1)
Exchange Rate Effect on Cash	38.7	(0.2)	9.2
(Decrease) Increase in Cash and Cash Equivalents	(165.3)	99.2	(647.0)
Cash and Cash Equivalents at Beginning of Period	1,016.3	917.1	1,564.1
Cash and Cash Equivalents at End of Period	$ 851.0	$ 1,016.3	$ 917.1